The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

May 3, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Clearwater Investment Trust
Post-Effective Amendment No. 55 (1933 Act Registration No. 33-12289; 1940 Act Registration No. 811-05038)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("Rule 497"), this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 55, and that the text of Post-Effective Amendment No. 55 was filed electronically on April 29, 2019 (Accession No. 0000897101-19-000389), with an effective date of April 30, 2019.

Please address all comments regarding this filing to the undersigned at (312) 630-1377.

Very truly yours,

/s/ Michael D. Jiang
Michael D. Jiang